Stockholders' Equity (10-K) (Details Narrative) (USD $)	0 Months Ended																				3 Months Ended		12 Months Ended			42 Months Ended	45 Months Ended					0 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended		0 Months Ended					1 Months Ended				12 Months Ended				1 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended	0 Months Ended					0 Months Ended
	Oct. 13, 2013	Jun. 30, 2013	Jun. 18, 2013	May 24, 2013	May 05, 2013	Feb. 19, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 31, 2011 Warrant [Member]	Jun. 30, 2010 Member's Unit [Member]	May 31, 2010 Member's Unit [Member]	Jan. 31, 2010 Member's Unit [Member]	Dec. 31, 2010 Member's Unit [Member]	Dec. 31, 2009 Member's Unit [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Oct. 12, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] C Corporation [Member]	Jun. 30, 2010 Common Stock [Member] Advisory Board Service [Member]	Jun. 19, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Mar. 31, 2013 Common Stock One [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock Two [Member]	Feb. 15, 2013 Consulting Agreement [Member] Common Stock [Member]	Jan. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Sep. 07, 2012 Consulting Agreement [Member] Common Stock [Member]	Mar. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Feb. 29, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 09, 2012 CEO Brian Altounian [Member]	Dec. 31, 2011 Employee [Member]	Jun. 19, 2012 Employee [Member] Common Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 19, 2012 Series A [Member] Consulting Agreement [Member]	Mar. 09, 2012 Series A [Member] Brian Altounian [Member]	Jun. 19, 2012 Series A [Member] Employee Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 02, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Designated shares, number																																																																																				5,000,000							2,000,000
Preferred stock, par value																																																																																		$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

																		In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares				500,000			10,000,000		3,200,000																	303,500																						2,024,000				82,000,000								20,000	873,700	11,000,000	183,400	873,700		2,500,000	5,000,000	183,400				10,000,000	3,200,000	2,800,000		2,000,000				1,509,750						850,000	3,300,000	850,000
Stock issued during period for consideration of services																							$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																						$ 202,400													$ 87,370	$ 1,100	$ 18	$ 87		$ 250,000	$ 1,500,000	$ 55,020				$ 2,000,000	$ 640,000	$ 840,000		$ 600,000				$ 452,925						$ 255,000	$ 66,000	$ 255,000
Estimated fair value of preferred stock																																																																															990,000
Stock issued, price per share					$ 0.20																																					$ 0.01						$ 0.10	$ 0.10	$ 0.05	$ 0.10	$ 0.05	$ 0.20	$ 0.30	$ 0.01	$ 0.30				$ 0.10	$ 0.10					$ 0.10	$ 0.30	$ 0.30	$ 0.25		$ 0.25	$ 0.20	$ 0.20	$ 0.30		$ 0.30				$ 0.30	$ 0.30						$ 0.30
Sale of stock, per share																																																										$ 0.30	$ 0.30
Loss on settlement of accrued expenses																																																						210,000																				784,000													924,000
Compensation expense																							142,995																																																					525,000
Preferred stock, shares authorized																																																																																		5,000,000	5,000,000	5,000,000	5,000,000				2,000,000	2,000,000	2,000,000	2,000,000
Percentage of outstanding common stock used for acquire business																		20.00%
Stock issued during the period for cash, shares					100,000																																													100,000	17,352,000	19,640,000	100,000								50,000	63,501	888,070	10,542,000				704,070	10,492,000		184,000										6,000,000
Stock issued during the period for cash																							19,050	257,220	2,625,000																									5,000	1,735,200	982,000	20,000								5,000	6	89	1,054				211,220	2,620,000		46,000
Stock issued during the period for consideration of accounts payable, shares																																																				3,200,000
Stock issued during the period for consideration of accounts payable																																																				114,000
Difference in members unit issued estimated fair value and accounts payable																																																				46,000
Stock issued during period for acquisitions, shares																																																	20,430,000
Stock issued during period for acquisitions																																																	2,043,000
Stock issued during period for exercise of warrants, shares																																										7,000,000													10,000,000
Stock issued during period for exercise of warrants																																										70,000													100,000
Stock issued during period for accrued expenses, shares																																																						750,000					30,000
Stock issued during period for accrued expenses																																																						225,000					9,000
Number of shares issued during the period																																																														2,000,000		2,500,000	144,746,000
Common stock, par value																		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized																					500,000,000		500,000,000	500,000,000		500,000,000	500,000,000		300,000,000		500,000,000
Sale of stock during period, number																																																										46,834	16,667
Sale of stock during period																																																										14,050	5,000
Sale of stock, price per share																																																										$ 0.30	$ 0.30
General and administrative expense																					745,374	390,685	5,033,512	1,433,843			12,154,055																																																						1,800,000
Amortized general and administrative expenses																					7,305		841,146																																															106,667					42,969		75,000	75,000
Accrued expenses for services																																																						15,000																				56,000
Debt instrument, converted, principal															50,000
Debt instrument, converted, accrued interest															2,500
Debt instrument, conversion, shares issued			330,000																																																						3,500,000
Number of shares issued during the period for convertible debt	500,000										2,500,000		500,000	3,500,000																																																6,000,000
Debt instrument, maturity date						Feb. 19, 2014		Jun. 20, 2013		Jan. 16, 2014	Jul. 13, 2013		Mar. 13, 2013								Jun. 15, 2013		Jun. 15, 2013
Stock issued for conversion. number											2,500,000
Number of common share need to be returned																																																								2,550,000
Contingent royalty liability																												500,000		1,000,000
Warrant issued to purchase number of common stock		5,000,000						2,000,000				10,000,000		3,333,333			200,000		5,000,000	6,666,666												2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333		6,666,666	7,000,000	2,000,000
Warrants exercise price																																0.015	0.001	0.01	0.05	0.02	0.015		0.015	0.01	0.25
Warrant value																																									320,000
Fair value of the warrant																				95,082	79,167		837,264	95,082														280,000	95,082	1,680,000
Warrants exchanged with additional consulting services for the amount																																														70,000
Derivative liability																																															$ 1,680,000
Weighted-average contractual remaining life																																											4 years 3 months	4 years 3 months 7 days	4 years 3 months 7 days	5 years 9 months 26 days